BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund

BLACKROCK SERIES FUND, INC.
BlackRock Large Cap Core Portfolio

SUPPLEMENT DATED OCTOBER 15, 2010 TO THE
STATEMENTS OF ADDITIONAL INFORMATION

The following changes are made to the Statements of Additional Information with respect to BlackRock Large Cap Growth Fund (“Large Cap Growth”), BlackRock Large Cap Value Fund (“Large Cap Value”), BlackRock Large Cap Core Fund (“Large Cap Core”), BlackRock Large Cap Core Plus Fund (“Large Cap Core Plus”), BlackRock Large Cap Growth Retirement Portfolio (“Large Cap Growth Retirement”), BlackRock Large Cap Value Retirement Portfolio (“Large Cap Value Retirement”), BlackRock Large Cap Core Retirement Portfolio (“Large Cap Core Retirement”), BlackRock Large Cap Growth V.I. Fund (“Large Cap Growth V.I.”), BlackRock Large Cap Value V.I. Fund (“Large Cap Value V.I.”), BlackRock Large Cap Core V.I. Fund (“Large Cap Core V.I.”) and BlackRock Large Cap Core Portfolio (“Large Cap Core Portfolio”) (collectively, the “Funds”).

     The sub-section entitled “Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” is revised to add the following with respect to each Fund as of October 8, 2010:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Large Cap Growth

Peter Stournaras	25	10	19	0	1	0
	$14.11 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Value

Peter Stournaras	25	10	19	0	1	0
	$12.67 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Core

Peter Stournaras	25	10	19	0	1	0

	$12.28 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Core Plus

Peter Stournaras	25	10	19	0	1	0

	$14.67 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Growth Retirement

Peter Stournaras	25	10	19	0	1	0
	$14.58 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Value Retirement

Peter Stournaras	25	10	19	0	1	0
	$14.50 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Core Retirement

Peter Stournaras	25	10	19	0	1	0
	$14.55 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Large Cap Growth V. I.

Peter Stournaras	25	10	19	0	1	0
	$14.50 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Value V. I.

Peter Stournaras	25	10	19	0	1	0
	$14.54 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Core V.I.

Peter Stournaras	25	10	19	0	1	0
	$14.40 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

Large Cap Core Portfolio

Peter Stournaras	25	10	19	0	1	0
	$14.52 Billion	$2.75 Billion	$3.39 Billion	$0	$110.5 Million	$0

     The paragraph entitled “Portfolio Manager Beneficial Holdings” is revised to add the following:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned

Peter Stournaras	Large Cap Growth	None
	Large Cap Growth Retirement	None
	Large Cap Growth V. I.	None

	Large Cap Value	None
	Large Cap Value Retirement	None
	Large Cap Value V. I.	None

	Large Cap Core	$100,001 - $500,000
	Large Cap Core Plus	None
	Large Cap Core Retirement	None
	Large Cap Core V. I.	None
	Large Cap Core Portfolio	None

     The sub-section entitled “Information Regarding Portfolio Managers — Portfolio Manager Compensation” is revised to add the following information with respect to each Fund as of October 8, 2010:

Portfolio Manager	Funds Managed	Benchmarks Applicable to each Portfolio Manager

Peter Stournaras	Large Cap Growth	Lipper Multi-Cap Growth Funds
	Large Cap Growth Retirement	Classification
Large Cap Growth V. I.

	Large Cap Value	Lipper Multi-Cap Value Funds
	Large Cap Value Retirement	Classification
Large Cap Value V. I.

	Large Cap Core	Lipper Multi-Cap Core Funds
	Large Cap Core Plus	Classification
Large Cap Core Retirement
Large Cap Core V. I.
Large Cap Core Portfolio

Shareholders should retain this Supplement for future reference.

Code # SAI-LCS-1010-SUP